Consolidated Statements of Financial Position (Unaudited) £ in Thousands, $ in Thousands	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Non-current assets
Property, plant and equipment	£ 436	£ 571	£ 831	£ 1,152
Intangible assets	6,008	2,941	6
Total Non-Current Assets	6,444	3,512	837	1,152
Current assets
Trade and other receivables	1,922	637	1,006	1,034
Current taxation receivable	547	422	846	670
Cash and cash equivalents	5,055	5,971	2,836	10,057
Total Current Assets	7,524	7,030	4,688	11,761
Total assets	13,968	10,542	5,525	12,913
Non-current liabilities
Deferred consideration	1,552
Borrowings	208	295	463	620
Total Non-Current Liabilities	1,760	295	463	620
Current liabilities
Trade and other payables	1,689	1,240	1,447	1,092
Deferred consideration	459
Borrowings	174	169	161	146
Provisions			207	50
Derivative financial liability	1,159	4,160	85	553
Total Current liabilities	3,481	5,569	1,900	1,841
Total liabilities	5,241	5,864	2,363	2,461
Issued capital and reserves attributable to owners of the parent
Share capital	8,689	6,253	1,108	1,098
Share premium	91,242	86,732	83,667	83,434
Merger reserve	53,003	53,003	53,003	53,003
Warrant reserve	3,674	3,457	720	720
Accumulated deficit	(147,881)	(144,767)	(135,336)	(127,803)
Total equity	8,727	4,678	3,162	10,452
Total equity and liabilities	£ 13,968	£ 10,542	£ 5,525	£ 12,913